Other Non-Financial Liabilities - Summary of Breakdown of Other Non Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	$ 367,490,697	$ 477,937,714	[1]
Salaries, bonuses and payroll taxes payables [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	129,310,873	115,178,530
Withholdings and collections [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	90,335,846	98,302,053
Taxes payables [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	55,155,066	73,532,454
Miscellaneous payables - provisions of goods and services [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	40,669,552	92,201,615
Directors' and syndics' fees payable [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	8,335,628	38,095,600
Retirement pension payment orders pending settlement [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	7,851,128	3,458,899
Dividends payables [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	1,229	174,519
Others [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	$ 35,831,375	$ 56,994,044

[1]	See Note 3.